Research and Development Costs - Summary of Research and Development Costs (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Research And Development Expense [Abstract]
Employee costs	€ 92,468	€ 61,890	€ 34,146
Depreciation	7,311	5,282	827
External costs	161,125	124,449	105,308
Total research and development costs	€ 260,904	€ 191,621	€ 140,281